Revenue from Contracts with Customers - Remaining Performance Obligations, Narrative (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, percentage	62.50%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months